Short-Term Investments (Details) - Schedule of the Fair Value Hierarchy for the Group’s Assets and Liabilities ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Assets
Total		¥ 166,303	$ 22,934	¥ 132,632
Wealth Management Products [Member]
Assets
Total	[1]	50,213		132,632
Investment in private fund [Member]
Assets
Total	[2]	58,223
Investment in structured notes [Member]
Assets
Total	[3]	57,867
Quoted Prices in Active Market for Identical Assets (Level 1) [Member]
Assets
Total
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Wealth Management Products [Member]
Assets
Total	[1]
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Investment in private fund [Member]
Assets
Total	[2]
Quoted Prices in Active Market for Identical Assets (Level 1) [Member] | Investment in structured notes [Member]
Assets
Total	[3]
Significant Other Observable Inputs (Level 2) [Member]
Assets
Total		108,080		132,632
Significant Other Observable Inputs (Level 2) [Member] | Wealth Management Products [Member]
Assets
Total	[1]	50,213		132,632
Significant Other Observable Inputs (Level 2) [Member] | Investment in private fund [Member]
Assets
Total	[2]
Significant Other Observable Inputs (Level 2) [Member] | Investment in structured notes [Member]
Assets
Total	[3]	57,867
Significant Other Unobservable Inputs (Level 3) [Member]
Assets
Total		58,223
Significant Other Unobservable Inputs (Level 3) [Member] | Wealth Management Products [Member]
Assets
Total	[1]
Significant Other Unobservable Inputs (Level 3) [Member] | Investment in private fund [Member]
Assets
Total	[2]	58,223
Significant Other Unobservable Inputs (Level 3) [Member] | Investment in structured notes [Member]
Assets
Total	[3]

[1]	The Group’s short-term investments in wealth management products were issued by financial institutions in the PRC with variable returns indexed to the performance of underlying assets. The wealth management products invested by the Group can be redeemed at any time after the respective lock-up period. To estimate the fair value of wealth management products, the Group uses the quoted net asset values published by the financial institutions or by discounting the future cash flows at the expected yield rate with reference to the expected benchmark yield rates published by the financial institutions. As there are no quoted prices in active markets for the investments. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.
[2]	The Group’s investment in private fund was issued by a private fund with variable returns indexed to the performance of underlying assets. The investment can be redeemed at any time after the specified lock-up period. Fair value is estimated according to the net asset value provided by the private fund based on the expected cash flows using the unobservable expected return. The Company classifies the valuation techniques that use these inputs as Level 3 of fair value measurement. All of the remaining balance of the investment in private fund was redeemed in July 2023.
[3]	The Group’s investment in structured notes was issued by an asset management company with variable returns indexed to the performance of specified underlying assets. The structured notes are with original maturity of one year subsequent to the issue date, i.e. June 29, 2023, early redemption is allowed on any business day subsequent to the issue date and redemption amount shall be determined based on the price of the underlying fund. Fair value is estimated according to the structured note valuation provided by the asset management company, which are based on quoted prices for similar items in active markets including the observable quoted price of the underlying fund as at June 30, 2023. The Company classifies the valuation techniques that use these inputs as Level 2 of fair value measurement.